Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.8%
Aerospace & Defense — 2.0%
Loar Holdings, Inc.*	13,230	$986,826
Moog, Inc., Class A	2,316	467,878
		1,454,704
Apparel — 2.4%
Birkenstock Holding PLC*	12,833	632,538
Crocs, Inc.*	3,865	559,691
On Holding AG, Class A*	11,458	574,619
		1,766,848
Beverages — 1.0%
Coca-Cola Consolidated, Inc.	561	738,500
Biotechnology — 7.1%
Blueprint Medicines Corp.*	5,981	553,242
Celldex Therapeutics, Inc.*	5,535	188,135
Crinetics Pharmaceuticals, Inc.*	4,186	213,905
Exelixis, Inc.*	13,588	352,609
Halozyme Therapeutics, Inc.*	6,694	383,165
Insmed, Inc.*	12,928	943,744
Intra-Cellular Therapies, Inc.*	6,567	480,507
REVOLUTION Medicines, Inc.*	5,952	269,923
Roivant Sciences Ltd.*	44,105	508,972
Sarepta Therapeutics, Inc.*	6,917	863,864
Ultragenyx Pharmaceutical, Inc.*	9,797	544,223
		5,302,289
Building Materials — 4.3%
AAON, Inc.	13,166	1,419,821
Lennox International, Inc.	690	416,960
Modine Manufacturing Co.*	4,502	597,821
SPX Technologies, Inc.*	4,910	782,949
		3,217,551
Chemicals — 2.2%
Ashland, Inc.	8,626	750,203
RPM International, Inc.	7,383	893,343
		1,643,546
Commercial Services — 1.4%
Bright Horizons Family Solutions, Inc.*	3,301	462,569
Morningstar, Inc.	1,859	593,244
		1,055,813
Computers — 3.7%
CyberArk Software Ltd.*	3,326	969,895
Parsons Corp.*	9,971	1,033,793
Varonis Systems, Inc.*	12,800	723,200
		2,726,888
Distribution & Wholesale — 4.0%
Core & Main, Inc., Class A*	13,358	593,095
Pool Corp.	2,667	1,004,926
SiteOne Landscape Supply, Inc.*	4,142	625,069
Watsco, Inc.	1,546	760,447
		2,983,537
Diversified Financial Services — 4.1%
Hamilton Lane, Inc., Class A	10,159	1,710,674
	Number of Shares	Value†

Diversified Financial Services — (continued)
Houlihan Lokey, Inc.	4,065	$642,351
Jefferies Financial Group, Inc.	10,771	662,955
		3,015,980
Electrical Components & Equipment — 1.7%
Novanta, Inc.*	6,914	1,237,053
Electronics — 4.2%
Badger Meter, Inc.	3,764	822,095
Hubbell, Inc.	2,667	1,142,409
nVent Electric PLC	15,995	1,123,809
		3,088,313
Engineering & Construction — 1.9%
EMCOR Group, Inc.	2,103	905,405
TopBuild Corp.*	1,306	531,294
		1,436,699
Environmental Control — 1.8%
Casella Waste Systems, Inc., Class A*	5,312	528,491
Tetra Tech, Inc.	17,510	825,772
		1,354,263
Hand & Machine Tools — 1.1%
Lincoln Electric Holdings, Inc.	4,422	849,112
Healthcare Products — 8.0%
Bio-Techne Corp.	5,655	452,004
Bruker Corp.	12,844	887,007
Exact Sciences Corp.*	10,313	702,522
Glaukos Corp.*	2,891	376,639
Lantheus Holdings, Inc.*	2,550	279,862
Natera, Inc.*	9,942	1,262,137
Repligen Corp.*	3,667	545,723
The Cooper Cos., Inc.*	7,934	875,438
TransMedics Group, Inc.*	3,767	591,419
		5,972,751
Healthcare Services — 2.3%
Encompass Health Corp.	3,879	374,866
Medpace Holdings, Inc.*	1,546	516,055
The Ensign Group, Inc.	5,480	788,134
		1,679,055
Home Furnishings — 1.2%
SharkNinja, Inc.	8,074	877,725
Household Products & Wares — 1.0%
Avery Dennison Corp.	3,288	725,859
Insurance — 2.7%
Kinsale Capital Group, Inc.	2,548	1,186,272
Ryan Specialty Holdings, Inc.	12,379	821,842
		2,008,114
Leisure Time — 0.5%
Viking Holdings Ltd.*	10,706	373,532

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
SMID Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Diversified — 5.9%
Applied Industrial Technologies, Inc.	2,339	$521,901
Crane Co.	4,680	740,750
Esab Corp.	6,109	649,448
IDEX Corp.	4,414	946,803
Nordson Corp.	3,797	997,206
Watts Water Technologies, Inc., Class A	2,674	554,026
		4,410,134
Media — 1.1%
Liberty Media Corp.-Liberty Formula One, Class C*	10,950	847,859
Metal Fabricate/Hardware — 1.2%
RBC Bearings, Inc.*	2,902	868,801
Miscellaneous Manufacturing — 1.1%
Federal Signal Corp.	8,300	775,718
Office & Business Equipment — 0.9%
Zebra Technologies Corp., Class A*	1,700	629,544
Oil & Gas — 0.6%
Chesapeake Energy Corp.	1,949	160,305
Noble Corp. PLC	8,785	317,490
		477,795
Packaging and Containers — 0.8%
Ball Corp.	8,518	578,457
Pharmaceuticals — 2.8%
Madrigal Pharmaceuticals, Inc.*	1,485	315,147
Neurocrine Biosciences, Inc.*	6,773	780,385
Vaxcyte, Inc.*	8,800	1,005,576
		2,101,108
Retail — 8.7%
BJ's Wholesale Club Holdings, Inc.*	8,762	722,690
Casey's General Stores, Inc.	2,548	957,309
Cava Group, Inc.*	6,809	843,295
Domino's Pizza, Inc.	1,735	746,293
Floor & Decor Holdings, Inc., Class A*	8,427	1,046,380
Texas Roadhouse, Inc.	5,784	1,021,454
Wingstop, Inc.	2,770	1,152,542
		6,489,963
Semiconductors — 4.5%
Astera Labs, Inc.*	6,126	320,941
Lattice Semiconductor Corp.*	16,701	886,322
MACOM Technology Solutions Holdings, Inc.*	8,593	956,057
MKS Instruments, Inc.	4,965	539,745
Onto Innovation, Inc.*	3,206	665,438
		3,368,503
Software — 12.4%
Dynatrace, Inc.*	18,050	965,134
Guidewire Software, Inc.*	5,412	990,071
Klaviyo, Inc., Class A*	21,993	778,112
Manhattan Associates, Inc.*	5,775	1,624,969
	Number of Shares	Value†

Software — (continued)
Monday.com Ltd.*	2,785	$773,589
MongoDB, Inc.*	2,545	688,041
Nutanix, Inc., Class A*	10,419	617,326
Onestream, Inc.*	13,209	447,785
Procore Technologies, Inc.*	10,809	667,131
Samsara, Inc., Class A*	18,355	883,243
SPS Commerce, Inc.*	4,186	812,796
		9,248,197
Transportation — 0.2%
Saia, Inc.*	251	109,752
TOTAL COMMON STOCKS (Cost $60,245,251)		73,413,963

SHORT-TERM INVESTMENTS — 1.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $895,267)	895,267	895,267
TOTAL INVESTMENTS — 100.0% (Cost $61,140,518)		$74,309,230
Other Assets & Liabilities — 0.0%		17,375
TOTAL NET ASSETS — 100.0%		$74,326,605

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
Country Weightings as of 9/30/2024††
United States	94%
United Kingdom	2
Israel	2
Switzerland	1
Bermuda	1
Total	100%
††	% of total investments as of September 30, 2024.

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